Related Party Transactions (Tables)	6 Months Ended
Oct. 31, 2025
Related party transactions [abstract]
Schedule of Schedule of Compensation For Key Management

	Three months ended October 31,		Six months ended October 31,
(in thousands)	2025 $	2024 $	2025 $	2024 $
Salaries and other short-term benefits	1,453	918	3,562	1,531
Severance (included in salaries)	—	—	—	—
Share-based expense	155	163	191	279
Director compensation (included in salaries)	58	84	112	168
	1,666	1,165	3,865	1,978